Formation And Member's Equity	12 Months Ended
Dec. 31, 2010
Formation And Member's Equity [Abstract]
Formation And Member's Equity

5. Formation and Member's Equity

        The equity balances and activity of Holdings are as follows for the years ended December 31, 2010, 2009 and 2008:

	CLASS A PREFERRED UNITS		CLASS B PREFERRED UNITS		CLASS A COMMON UNITS		CLASS B COMMON UNITS		ACCUMULATED DEFICIT
	UNITS	AMOUNTS	UNITS	AMOUNT	UNITS	AMOUNT	UNITS	AMOUNT		TOTAL
Balance at December 31, 2007	202,950	$26,304,546	—	$—	200,500	$200,500	—	$—	$(19,370,080)	$7,134,966
Capital contributions	—	10,395,104	—	—	—	—	—	—	—	10,395,104
Accrued preferred unit return	—	3,112,542	—	—	—	—	—	—	(3,112,542)	—
Other	—	—	—	—	4,500	4,500	—	—	—	4,500
Net loss	—	—	—	—	—	—	—	—	(1,717,858)	(1,717,858)

Balance at December 31, 2008	202,950	39,812,192	—	—	205,000	205,000	—	—	(24,200,480)	15,816,712
Capital contributions	—	2,500,000	—	—	—	—	—	—	—	2,500,000
Accrued preferred unit return	—	4,346,800	—	—	—	—	—	—	(4,346,800)	—
Other	247,005	(111,106)	—	—	249,500	(2,000)	—	—	113,106	—
Net income	—	—	—	—	—	—	—	—	2,876,619	2,876,619

Balance at December 31, 2009	449,955	46,547,886	—	—	454,500	203,000	—	—	(25,557,555)	21,193,331
Distributions	(1,980)	(2,296,637)	—	—	(2,000)	—	—	—	—	(2,296,637)
Accrued preferred unit return	—	4,851,643	—	—	—	—	—	—	(4,851,643)	—
Net income	—	—	—	—	—	—	—	—	6,209,977	6,209,977

Balance at December 31, 2010	447,975	$49,102,892	—	$—	452,500	$203,000	—	$—	$(24,199,221)	$25,106,671

The terms of the formation of Holdings were specified by its limited liability company agreement (the Agreement). The Agreement provided for the issuance of membership units comprised of Preferred Units, Class A Units, Class B Units, and Class C Units. In August 2009, the Agreement was amended and revised (the Amended Agreement). Under the Amended Agreement: Preferred Units were reauthorized as Class A Preferred Units; Class A Units were reauthorized as Class A Common Units; Class B Units were reauthorized as Class B Common Units; Class B Preferred Units were authorized and Class C Units were no longer authorized.

Each holder of Class A Common Units is entitled to one vote per unit. Class A Preferred, Class B Preferred and Class B Common Units are not accorded voting rights. Except as otherwise specifically provided in the Agreement, the liability of the members is generally limited to their initial capital contributions. Holdings and the Company will continue indefinitely unless dissolved by a vote of the Board of Managers, a liquidation, dissolution, or winding up of Holdings or the Company, or judicial dissolution in accordance with the Act. The death, retirement, expulsion, withdrawal, bankruptcy, or dissolution of any member will not cause the dissolution of Holdings or the Company.

The affairs and the business of Holdings and the Company are managed by a Board of Managers, except in instances where the approval of the members is expressly required by law. The Board of Managers is comprised of six managers.

Three managers, including the Chairman of the Board of Managers, are designated by the Majority Holder of the Preferred Class A Units and the Class A Common Units (Majority Holder).

Acadia's Chief Executive Officer (CEO) also serves as a manager and the remaining two managers are outside managers with significant industry experience designated by the Majority Holder with the approval of the CEO.

Members holding Preferred Class A Units hold certain preferences in the event the Company is liquidated and are entitled to an annual return of 10% on the Preferred Class A capital balance plus any unpaid preferred returns from previous periods. Cumulative accrued returns approximated $14,511,000, $9,679,000 and $5,312,000 at December 31, 2010,a 2009 and 2008, respectively.

Approximately 1,000 Class B Preferred Units, 3,650 Class A Common Units and 25,000 Class B Common Units have been reserved for issuance to certain employees of Holdings as of December 31, 2010. The Class B Preferred Units and Class B Common Units vest upon a qualified change in control (as defined in the Amended Agreement) of the Holdings.

On August 31, 2009, the Company issued 247,005 and 249,500 Class A Preferred Units and Class A Common Units, respectively, to the Majority Holders in exchange for an aggregate commitment to contribute capital of $24,950,000.

On January 4, 2010, certain members of senior management of the Company purchased 3,650 Class A Preferred Units and 3,650 Class A Common Units. The Company loaned the members of management the funds necessary to purchase these units pursuant to a three year recourse secured note bearing interest at 8% annually. Since these units contain certain repurchase provisions, they are accounted for as liability awards. The Company also issued 1,000 Class B Preferred Units and 19,000 Class B Common Units to senior management which only vest upon the occurrence of a certain qualified change in control. Accordingly, at December 31, 2010 none of the Class B Preferred Units and none of the Class B Common Units held by management were vested. The fair value of management's Class A Preferred Units and Class A Common Units at December 31, 2010 was approximately $607,000. The fair value of management's Class B Preferred Units and Class B Common Units at December 31, 2010 was approximately $5,907,000. There were no cancellations and no forfeitures on: (1) the Class A Preferred Units; (2) the Class A Common Units; (3) the Class B Preferred Units; and (4) the Class B Common Units. On April 1, 2011, in connection with the merger with YFCS, the vesting of the Class B Preferred Units and Class B Common Units was accelerated. The Class A Preferred Units, Class A Common Units, Class B Preferred Units, and Class B Common Units were exchanged for 5,650 new Class A units, 5,650 new Class B units, and $861,758 in cash. As a result, the Company recognized approximately $6,146,000 of share based compensation on April 1, 2011.

Members of Holdings made contributions of $2,500,000 and $10,395,000 during the years ended December 31, 2009 and 2008, respectively. No contributions were made by members during the year ended December 31, 2010.